Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (330,196)
Financial liabilities at end of period	(330,209)	kr (330,196)
Financial assets and liabilities at fair value in level 3
Unrealized fair value changes	1	(27)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(10,550)	(31,052)
Purchases		(180)
Settlements & sales	6,046	11,618
Transfers to level 3		(1,912)
Transfers from level 3		11,264
Gains (+) and losses (-) through profit or loss	11	(508)
Gains (+) and losses (-) in other comprehensive income	3	(207)
Currency exchange-rate effects assets and liabilities	(413)	427
Financial assets and liabilities at fair value in level 3, at the end of period	(4,903)	(10,550)
Debt securities issued
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(313,931)
Financial liabilities at end of period	(316,375)	(313,931)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(8,271)	(26,536)
Purchases		(180)
Settlements & sales	4,870	10,202
Transfers to level 3		(1,912)
Transfers from level 3		11,291
Gains (+) and losses (-) through profit or loss	(81)	(1,927)
Gains (+) and losses (-) in other comprehensive income	3	(207)
Currency exchange-rate effects liabilities	27	998
Financial liabilities at end of period	(3,452)	(8,271)
Derivatives
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(12,637)
Financial liabilities at end of period	(5,227)	(12,637)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(2,279)	(4,516)
Settlements & sales	1,176	1,416
Transfers from level 3		(27)
Gains (+) and losses (-) through profit or loss	92	1,419
Currency exchange-rate effects assets and liabilities	(440)	(571)
Financial assets and liabilities at fair value in level 3, at the end of period	kr (1,451)	kr (2,279)